NOTE 2. INCOME TAX (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Total deferred tax asset	$ 278,000	$ 351,000	$ 348,000	$ 253,000
Valuation allowance	(278,000)	(351,000)	(348,000)	(253,000)
Net deferred tax asset